ACQUISITIONS, DISPOSITIONS AND RESTRUCTURING - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	Jul. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Fair value of assets acquired, and liabilities assumed:
Goodwill on acquisition		$ 266,038	$ 1,055,760
Blockcap
Consideration
Settlement of preexisting contracts	$ (60,522)
Total Consideration	1,138,838
Fair value of assets acquired, and liabilities assumed:
Cash and cash equivalents	704
Other current assets	633
Intangible assets, net	2,925
Property, plant and equipment, net	98,965
Other noncurrent assets	1,293
Total assets acquired	182,080
Accounts payable	492
Accrued expenses and other	22,647
Deferred revenue	414
Other current liabilities	7,204
Deferred tax liability	9,003
Total liabilities assumed	39,760
Total identifiable net assets	142,320
Goodwill on acquisition	$ 996,518
Business acquisition, share price (in dollars per share)	$ 10.11
Blockcap | Common Stock
Consideration
Consideration, common stock issued	$ 1,151,985
Fair value of assets acquired, and liabilities assumed:
Business combination, number of shares issued (in shares)	113.9
Blockcap | Share-based Payment Arrangement
Consideration
Consideration, common stock issued	$ 21,768
Settlement of Blockcap debt	25,607
Blockcap | Bitcoin (BTC)
Fair value of assets acquired, and liabilities assumed:
Digital assets	73,304
Blockcap | Ethereum (ETH)
Fair value of assets acquired, and liabilities assumed:
Digital assets	365
Blockcap | Digital assets-Bitcoin cash
Fair value of assets acquired, and liabilities assumed:
Digital assets	8
Blockcap | Siacoin (SC)
Fair value of assets acquired, and liabilities assumed:
Digital assets	554
Blockcap | Digital assets-Other
Fair value of assets acquired, and liabilities assumed:
Digital assets	$ 3,329